UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

FORM N-Q

OCTOBER 31, 2011

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.4%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 2.1%
Yum! Brands Inc.	59,410	$3,182,594

Multiline Retail - 0.9%
Target Corp.	23,510	1,287,172

Textiles, Apparel & Luxury Goods - 4.8%
Coach Inc.	50,805	3,305,881
V.F. Corp.	27,285	3,771,333

Total Textiles, Apparel & Luxury Goods		7,077,214

TOTAL CONSUMER DISCRETIONARY		11,546,980

CONSUMER STAPLES - 7.2%
Beverages - 2.1%
PepsiCo Inc.	49,430	3,111,618

Food Products - 3.0%
Darling International Inc.	76,850	1,077,437	*
General Mills Inc.	88,635	3,415,107

Total Food Products		4,492,544

Household Products - 2.1%
Procter & Gamble Co.	48,390	3,096,476

TOTAL CONSUMER STAPLES		10,700,638

ENERGY - 9.0%
Energy Equipment & Services - 5.1%
FMC Technologies Inc.	65,720	2,945,570	*
National-Oilwell Varco Inc.	48,944	3,491,176
Tetra Technology Inc.	51,350	1,120,970	*

Total Energy Equipment & Services		7,557,716

Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	28,865	2,875,820
Hess Corp.	45,695	2,858,679

Total Oil, Gas & Consumable Fuels		5,734,499

TOTAL ENERGY		13,292,215

FINANCIALS - 8.7%
Capital Markets - 1.7%
State Street Corp.	63,535	2,566,179

Commercial Banks - 1.6%
U.S. Bancorp	90,195	2,308,090

Consumer Finance - 2.0%
American Express Co.	58,500	2,961,270

Diversified Financial Services - 1.9%
JPMorgan Chase & Co.	79,680	2,769,677

Insurance - 1.5%
Arch Capital Group Ltd.	63,690	2,290,929	*

TOTAL FINANCIALS		12,896,145

HEALTH CARE - 7.9%
Biotechnology - 4.3%
Celgene Corp.	49,375	3,200,981	*
Gilead Sciences Inc.	74,875	3,119,293	*

Total Biotechnology		6,320,274

Health Care Equipment & Supplies - 1.8%
Covidien PLC	56,790	2,671,401

Health Care Providers & Services - 1.8%
Express Scripts Inc.	59,675	2,728,938	*

TOTAL HEALTH CARE		11,720,613

INDUSTRIALS - 8.0%
Commercial Services & Supplies - 1.2%
Republic Services Inc.	63,924	1,819,277

Construction & Engineering - 1.8%
Quanta Services Inc.	128,210	2,678,307	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2011

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Emerson Electric Co.	21,898	$1,053,732

Machinery - 3.5%
Danaher Corp.	48,190	2,329,986
Deere & Co.	12,829	973,721
Illinois Tool Works Inc.	39,290	1,910,673

Total Machinery		5,214,380

Road & Rail - 0.8%
Union Pacific Corp.	10,910	1,086,309

TOTAL INDUSTRIALS		11,852,005

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.7%
Cisco Systems Inc.	135,660	2,513,780

Computers & Peripherals - 3.2%
Apple Inc.	7,745	3,135,021	*
NetApp Inc.	40,535	1,660,314	*

Total Computers & Peripherals		4,795,335

Electronic Equipment, Instruments & Components - 0.8%
Trimble Navigation Ltd.	29,190	1,179,568	*

Internet Software & Services - 3.2%
eBay Inc.	65,780	2,093,777	*
Google Inc., Class A Shares	4,430	2,625,395	*

Total Internet Software & Services		4,719,172

IT Services - 1.5%
Accenture PLC, Class A Shares	35,820	2,158,513

Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp., Class A Shares	44,315	1,599,328	*
Microchip Technology Inc.	28,090	1,015,735

Total Semiconductors & Semiconductor Equipment		2,615,063

Software - 2.5%
Amdocs Ltd.	42,850	1,286,357	*
Rovi Corp.	50,015	2,477,743	*

Total Software		3,764,100

TOTAL INFORMATION TECHNOLOGY		21,745,531

MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals Inc.	19,554	1,684,382
Potash Corp. of Saskatchewan Inc.	38,535	1,823,861

Total Chemicals		3,508,243

Metals & Mining - 0.8%
Cliffs Natural Resources Inc.	18,225	1,243,310

TOTAL MATERIALS		4,751,553

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.	34,470	1,425,679	*

UTILITIES - 1.9%
Electric Utilities - 0.8%
Northeast Utilities	33,820	1,169,158

Water Utilities - 1.1%
American Water Works Co. Inc.	56,940	1,738,378

TOTAL UTILITIES		2,907,536

TOTAL COMMON STOCKS (Cost - $78,231,751)		102,838,895

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.235%	11/10/42	$738,000	$765,325	(a)
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	137,419	138,613	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	399,784	399,138	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	6.007%	12/10/49	500,000	535,973	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	869,208	906,893
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	86,955	91,132
Federal Home Loan Mortgage Corp. (FHLMC), R005 AB	5.500%	12/15/18	523,154	534,505
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	227,136	227,005
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	1,054,990	1,100,187
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	1,185,681	1,256,090
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	1,070,209	1,107,838
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	397,659	424,572
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.171%	6/15/29	75,731	77,444	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	164,800	165,303
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	20,589	20,668

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,700,028)				7,750,686

CORPORATE BONDS & NOTES - 15.9%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.4%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	652,262

Specialty Retail - 0.3%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	375,000	367,804

TOTAL CONSUMER DISCRETIONARY				1,020,066

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	235,000	240,615
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	762,373

TOTAL CONSUMER STAPLES				1,002,988

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp., Senior Notes	5.250%	4/15/13	750,000	800,419
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	204,266

TOTAL ENERGY				1,004,685

FINANCIALS - 8.8%
Capital Markets - 1.4%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	445,139
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	416,260
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	715,000	736,972
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	421,504

Total Capital Markets				2,019,875

Commercial Banks - 2.8%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	81,525
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	304,649
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	253,453
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	462,548
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,098,569
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	454,085
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	569,119

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
Wells Fargo & Co.	4.600%	4/1/21	$380,000	$407,272
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	476,179

Total Commercial Banks				4,107,399

Consumer Finance - 1.7%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	2,175,000	2,175,019
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	402,126

Total Consumer Finance				2,577,145

Diversified Financial Services - 2.2%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	997,832
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	650,000	677,813
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	562,543
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	757,731
Private Export Funding Corp.	4.974%	8/15/13	190,000	204,776

Total Diversified Financial Services				3,200,695

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	675,000	513,751

Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	122,281
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	391,130
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	105,747

Total Real Estate Investment Trusts (REITs)				619,158

TOTAL FINANCIALS				13,038,023

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	185,749
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	189,356

Total Health Care Equipment & Supplies				375,105

Pharmaceuticals - 2.1%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	772,374
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	850,000	884,683
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	389,196
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	507,485
Wyeth, Notes	5.500%	2/15/16	425,000	494,205

Total Pharmaceuticals				3,047,943

TOTAL HEALTH CARE				3,423,048

INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	878,141

INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.6%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	410,000	414,938
Hewlett-Packard Co., Senior Notes	3.000%	9/15/16	455,000	468,837

Total Computers & Peripherals				883,775

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	341,819

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	217,619
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	460,975

Total Software				678,594

TOTAL INFORMATION TECHNOLOGY				1,904,188

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	727,771

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	490,526

TOTAL CORPORATE BONDS & NOTES (Cost - $22,369,534)				23,489,436

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 4.8%
FHLMC - 3.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	$273,865	$299,973
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	1,848,908	1,985,978
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	503,827	539,305
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	984,280	1,077,258
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	376,831	420,586
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	439,372	475,491

Total FHLMC				4,798,591

FNMA - 0.8%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	100	113
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	288,298	306,407
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	95,977	104,406
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	731,287	803,387

Total FNMA				1,214,313

GNMA - 0.7%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	846,691	934,693
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	94,351	109,631

Total GNMA				1,044,324

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,394,655)				7,057,228

MUNICIPAL BONDS - 0.4%
Maryland - 0.1%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	100,000	100,879
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	125,000	127,124

Total Maryland				228,003

Pennsylvania - 0.3%
County of Montgomery, PA, GO, Build America Bonds	5.400%	10/1/30	400,000	430,856

TOTAL MUNICIPAL BONDS (Cost - $631,673)				658,859

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. Government Agencies - 0.3%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	435,117

U.S. Government Obligations - 2.5%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	759,510
U.S. Treasury Bonds	4.375%	11/15/39	1,109,000	1,357,659
U.S. Treasury Notes	2.250%	11/30/17	510,000	536,854
U.S. Treasury Notes	2.625%	8/15/20	1,018,000	1,071,207

Total U.S. Government Obligations				3,725,230

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,554,093)				4,160,347

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,881,734)				145,955,451

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Goldman Sachs & Co. repurchase agreement dated 10/31/11; Proceeds at maturity - $2,230,058; (Fully collateralized by U.S. government agency obligations, 6.250% due 7/15/32; Market value - $2,292,013 (Cost - $2,230,053)	0.080%	11/1/11	2,230,053	2,230,053

TOTAL INVESTMENTS - 100.0% (Cost - $121,111,787#)				148,185,504

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2011

Other Assets in Excess of Liabilities - 0.0%	41,186

TOTAL NET ASSETS - 100.0%	$148,226,690

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$102,838,895	—	—	$102,838,895
Collateralized mortgage obligations	—	$7,750,686	—	7,750,686
Corporate bonds & notes	—	23,489,436	—	23,489,436
Mortgage-backed securities	—	7,057,228	—	7,057,228

Notes to Schedule of Investments (unaudited) (continued)

Municipal bonds	—	$658,859	—	$658,859
U.S. government & agency obligations	—	4,160,347	—	4,160,347

Total long-term investments	$102,838,895	$43,116,556	—	$145,955,451

Short-term investments†	—	2,230,053	—	2,230,053

Total investments	$102,838,895	$45,346,609	—	$148,185,504

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,664,857
Gross unrealized depreciation	(2,591,140)

Net unrealized appreciation	$27,073,717

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2011

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 27, 2011